Segment Information - Revenue and Expenditures (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment information
Total Revenues	$ 1,248,046	$ 1,082,040	$ 4,491,531	$ 4,147,270	$ 4,262,584
Storage rental	751,070	708,056	2,870,119	2,754,091	2,681,087
Service	496,976	373,984	1,621,412	1,393,179	1,581,497
Depreciation and Amortization	183,615	165,642	680,422	652,069	658,201
Depreciation	120,393	114,449	465,072	447,562	456,323
Amortization			215,350	204,507	201,878
Adjusted EBITDA	430,994	380,565	1,634,699	1,475,721	1,469,009
Total Assets	15,627,976		14,450,031	14,149,267	13,816,816
Expenditures for Segment Assets			886,898	631,854	882,867
Capital Expenditures	161,050	145,528	611,082	438,263	692,983
Cash Paid for Acquisitions, Net of Cash Acquired	717,907	0	203,998	118,581	58,237
Acquisitions of Customer Relationships, Customer Inducements and Contract Fulfillment Costs			71,818	75,010	131,647
GLOBAL RIM BUSINESS
Segment information
Total Revenues	1,048,891	976,918	3,994,988	3,748,604	3,858,742
Storage rental			2,517,208	2,416,147	2,360,794
Service			1,477,780	1,332,457	1,497,948
Depreciation and Amortization			477,713	464,745	462,607
Depreciation			320,451	316,575	335,602
Amortization			157,262	148,170	127,005
Adjusted EBITDA	448,795	403,433	1,709,525	1,565,941	1,557,223
Total Assets			11,101,557	11,015,684	10,836,995
Expenditures for Segment Assets			369,749	352,745	403,943
Capital Expenditures			213,395	164,914	253,485
Cash Paid for Acquisitions, Net of Cash Acquired			97,044	118,581	54,717
Acquisitions of Customer Relationships, Customer Inducements and Contract Fulfillment Costs			59,310	69,250	95,741
GLOBAL DATA CENTER BUSINESS
Segment information
Total Revenues	96,987	71,108	326,898	279,312	257,151
Storage rental	87,451	67,157	289,592	263,695	246,925
Service			37,306	15,617	10,226
Depreciation and Amortization			148,023	134,844	133,927
Depreciation			93,679	83,106	78,939
Amortization			54,344	51,738	54,988
Adjusted EBITDA	41,977	30,432	137,349	126,576	121,517
Total Assets			2,911,823	2,727,654	2,535,848
Expenditures for Segment Assets			422,274	249,459	427,935
Capital Expenditures			320,768	243,699	392,029
Cash Paid for Acquisitions, Net of Cash Acquired			88,998	0	0
Acquisitions of Customer Relationships, Customer Inducements and Contract Fulfillment Costs			12,508	5,760	35,906
CORPORATE AND OTHER BUSINESS
Segment information
Total Revenues	102,168	34,014	169,645	119,354	146,691
Storage rental			63,319	74,249	73,368
Service			106,326	45,105	73,323
Depreciation and Amortization			54,686	52,480	61,667
Depreciation			50,942	47,881	41,782
Amortization			3,744	4,599	19,885
Adjusted EBITDA	$ (59,778)	$ (53,300)	(212,175)	(216,796)	(209,731)
Total Assets			436,651	405,929	443,973
Expenditures for Segment Assets			94,875	29,650	50,989
Capital Expenditures			76,919	29,650	47,469
Cash Paid for Acquisitions, Net of Cash Acquired			17,956	0	3,520
Acquisitions of Customer Relationships, Customer Inducements and Contract Fulfillment Costs			$ 0	$ 0	$ 0